Investment in Joint Ventures - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)		Jan. 01, 2017 CNY (¥)	[1]	Dec. 31, 2015 CNY (¥)	[1]
Disclosure of joint ventures [line items]
Assets classified as held for sale				¥ 89,400
Foreign translation reserve				22,700
Gain on disposal of joint venture		¥ 107,976	[1]
Share of capital commitment						$ 5,700	¥ 38,000		¥ 30,000
Cash and cash equivalents				¥ 3,653,914	[1]	831,062	5,559,890	$ 805,717	5,390,324	[1]	¥ 3,653,914		¥ 3,474,364
People's Republic of China [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents						4,100	27,300		67,200
Y & C Engine Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents							113,061		199,925
Y & C Engine Co., Ltd. [Member] | Outstanding bills receivables discounted with banks by retain recourse obligation [member]
Disclosure of joint ventures [line items]
Share of outstanding bills receivables						14,600	98,000		0
Y & C Engine Co., Ltd. [Member] | Outstanding Bills Receivables Endorsed To Suppliers by Retain Recourse Obligation [Member]
Disclosure of joint ventures [line items]
Share of outstanding bills receivables						200	1,700		23,300
Joint ventures [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents						20,145	134,768		312,980
Share of restricted trade receivables						0	0		6,800
Share of restricted cash						11,200	33,800		80,500
Bills receivables						0	0		12,200
Joint ventures [member] | Letter Of Credit Facilities [member]
Disclosure of joint ventures [line items]
Share of restricted cash						$ 200	¥ 700		¥ 0
Copthorne Hotel Qingdao Co Ltd [member]
Disclosure of joint ventures [line items]
Gain on disposal of joint venture		¥ 108,000

[1]	Restated